Investment in Affiliate (Details) $ in Millions	1 Months Ended
Nov. 30, 2018 USD ($) shares
Investment In Affiliate [Abstract]
SVTP preferred shares | shares	1,879,699
Discontinued operation, ownership interest after disposal	19.90%
Fair value | $	$ 2.1